Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2018
Offsetting financial assets and financial liabilities
Disclosure of offsetting of financial assets and financial liabilities [text block]

The notes included in this section focus on assets and liabilities the Barclays Bank Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Bank Group’s approach to managing market risk can be found on page 00.

Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	239,344	(18,687)	220,657	(172,014)	(36,977)	11,666	2,026	222,683
Reverse repurchase agreements and other similar secured lending[e]	353,660	(235,703)	117,957	-	(117,515)	442	3,047	121,004
Total assets	593,004	(254,390)	338,614	(172,014)	(154,492)	12,108	5,073	343,687
Derivative financial liabilities	(233,492)	18,229	(215,263)	172,014	32,900	(10,349)	(4,329)	(219,592)
Repurchase agreements and other similar secured borrowing[e]	(375,841)	235,703	(140,138)	-	140,099	(39)	(5,724)	(145,862)
Total liabilities	(609,333)	253,932	(355,401)	172,014	172,999	(10,388)	(10,053)	(365,454)

As at 31 December 2017
Derivative financial assets	257,199	(21,638)	235,561	(184,265)	(39,262)	12,034	2,426	237,987
Reverse repurchase agreements and other similar secured lending[e]	326,340	(223,495)	102,845	-	(102,380)	465	9,741	112,586
Total assets	583,539	(245,133)	338,406	(184,265)	(141,642)	12,499	12,167	350,573
Derivative financial liabilities	(253,030)	21,065	(231,965)	184,265	36,444	(11,256)	(6,380)	(238,345)
Repurchase agreements and other similar secured borrowing[e]	(374,616)	223,495	(151,121)	-	151,073	(48)	(15,908)	(167,029)
Total liabilities	(627,646)	244,560	(383,086)	184,265	187,517	(11,304)	(22,288)	(405,374)

Notes

  Amounts offset for Derivative financial assets include cash collateral netted of £2,187m (2017: £2,393m). Amounts offset for Derivative financial liabilities include cash collateral netted of £2,645m (2017: £1,820m). Settlements assets and liabilities have been offset amounting to £23,095m (2017: £13,241m). No other significant recognised financial assets and liabilities were offset in the balance sheet. Therefore, the only balance sheet categories necessary for inclusion in the table are those shown above.
  Financial collateral of £36,977m (2017: £39,262m) was received in respect of derivative assets, including £31,475m (2017: £33,092m) of cash collateral and £5,502m (2017: £6,170m) of non-cash collateral. Financial collateral of £32,900m (2017: £36,444m) was placed in respect of derivative liabilities, including £29,783m (2017: £32,575m) of cash collateral and £3,117m (2017: £3,869m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
  This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
  The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
  Repurchase and Reverse Repurchase agreements include instruments at amortised cost and instruments designated at fair value through profit and loss. Reverse Repurchase agreements and other similar secured lending of £121,004m (2017: £112,586m) is split by fair value £119,391m (2017: £100,040m) and amortised cost £1,613m (2017: £12,546m). Repurchase agreements and other similar secured borrowing of £145,862m (2017: £167,029m) is split by fair value £138,484m (2017: £126,691m) and amortised cost £7,378m (2017: £40,338m).

Derivative assets and liabilities

The ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement or derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur.

Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realised in an event of default or if other predetermined events occur.

Repurchase and reverse repurchase agreements and other similar secured lending and borrowing

The ‘Amounts offset’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as Global Master Repurchase Agreements and Global Master Securities Lending Agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur.

Financial collateral typically comprises highly liquid securities which are legally transferred and can be liquidated in the event of counterparty default.

These offsetting and collateral arrangements and other credit risk mitigation strategies used by the Barclays Bank Group are further explained in the Credit risk mitigation section on page xx.